CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 150,341	$ 59,293
Cash and securities segregated under federal and other regulations	30,809	15,191
Accounts receivable, net	92,415	58,145
Restricted cash	6,270	7,423
Clearing house performance bonds and guarantee funds	87,744	67,847
Participant margin deposits	1,234	26,384
Receivables from broker-dealers, futures commission merchants, and clearing organizations	147,164	128,397
Current portion of derivative assets	33,536	0
Other current assets	23,303	23,501
Total current assets	572,816	386,181
Investments	31,022	35,590
Fixed assets, net	44,478	34,109
Internally developed software, net	32,262	27,415
Goodwill	46,818	46,818
Other intangible assets, net	114,224	114,713
Derivative assets, net of current portion	50,304	0
Other assets, net	81,727	75,017
Total assets	973,651	719,843
Current liabilities:
Accounts payable and other liabilities	120,361	81,415
Accrued compensation payable	33,523	27,770
Current portion of long-term debt	4,767	112,241
Deferred transaction revenues	2,710	2,893
Clearing house performance bonds and guarantee funds	87,244	67,347
Participant margin deposits	1,234	26,384
Payables to customers	152,637	130,139
Payables to clearing organizations	2,746	749
Total current liabilities	405,222	448,938
Long-term debt	32,268	6,184
Deferred income taxes	10,766	7,578
Puttable common stock, net of current portion	78,424	79,186
Puttable warrants issued with debt	64,188	0
Other non-current liabilities	15,166	14,176
Total liabilities	606,034	556,062
Commitments and contingencies (Note 16)	0	0
Stockholders’ Equity:
Convertible preferred stock - par value $0.001 (25,000,000 authorized, and 781,859 issued and outstanding at December 31, 2024 and 746,859 issued and outstanding at December 31, 2023)	1	1
Common stock - voting and nonvoting, par value $0.001 (600,000,000 authorized (400,000,000 voting, 200,000,000 nonvoting); 63,219,480 issued and 63,181,011 outstanding non-puttable common stock at December 31, 2024 (59,683,661 voting, 3,497,350 nonvoting)) and 57,536,502 issued and outstanding non-puttable common stock at December 31, 2023 (53,764,612 voting, 3,771,890 nonvoting)	63	57
Common stock in treasury, at cost, 38,469 shares at December 31, 2024 and 0 shares at December 31, 2023	(775)	0
Additional paid-in capital	930,638	833,080
Accumulated deficit	(562,310)	(668,496)
Total Miami International Holdings, Inc. Stockholders’ equity	367,617	164,642
Non-controlling interest in consolidated subsidiaries	0	(861)
Total stockholders’ equity	367,617	163,781
Total liabilities and stockholders’ equity	$ 973,651	$ 719,843